Note 8 - Intangible Assets - Risk Characteristics of Loans Being Serviced (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Original Term Thirty Year Fixed Rate [Member]
Loan Principal Balance	$ 393,956
Weighted Average Interest Rate	3.65%
Weighted Average Remaining Term (Month)	26 years
Number of Loans	2,629
Original Term Fifteen Year Fixed Rate [Member]
Loan Principal Balance	$ 123,442
Weighted Average Interest Rate	2.97%
Weighted Average Remaining Term (Month)	11 years 300 days
Number of Loans	1,102